Segmental analysis - Adjusted profit before tax (Details) £ in Millions		6 Months Ended
		Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[1]	£ 3,552	£ 5,460
– of which: net interest income/(expense)		658	1,140
Change in expected credit losses and other credit impairment charges		53	(58)
Net operating income		3,605	5,402
Total operating expenses		(2,485)	(2,507)
Operating profit		1,120	2,895
Share of profit/(loss) in associates and joint ventures		16	(35)
Profit before tax		1,136	2,860
Operating segments
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		3,552	5,460
Change in expected credit losses and other credit impairment charges		53	(58)
Net operating income		3,605	5,402
Total operating expenses		(2,485)	(2,507)
Operating profit		1,120	2,895
Share of profit/(loss) in associates and joint ventures		16	(35)
Profit before tax		£ 1,136	£ 2,860
Adjusted cost efficiency ratio		0.700	0.459
Operating segments | MSS
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 1,090	£ 1,082
Change in expected credit losses and other credit impairment charges		(1)	0
Net operating income		1,089	1,082
Total operating expenses		(1,051)	(1,094)
Operating profit		38	(12)
Share of profit/(loss) in associates and joint ventures		0	0
Profit before tax		£ 38	£ (12)
Adjusted cost efficiency ratio		0.964	1.011
Operating segments | GB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 1,044	£ 1,061
Change in expected credit losses and other credit impairment charges		84	(87)
Net operating income		1,128	974
Total operating expenses		(510)	(512)
Operating profit		618	462
Share of profit/(loss) in associates and joint ventures		0	0
Profit before tax		£ 618	£ 462
Adjusted cost efficiency ratio		0.489	0.483
Operating segments | GBM Other
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 70	£ 39
Change in expected credit losses and other credit impairment charges		1	0
Net operating income		71	39
Total operating expenses		(77)	(65)
Operating profit		(6)	(26)
Share of profit/(loss) in associates and joint ventures		0	0
Profit before tax		£ (6)	£ (26)
Adjusted cost efficiency ratio		1.100	1.667
Operating segments | CMB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 864	£ 874
Change in expected credit losses and other credit impairment charges		(32)	18
Net operating income		832	892
Total operating expenses		(353)	(305)
Operating profit		479	587
Share of profit/(loss) in associates and joint ventures		0	0
Profit before tax		£ 479	£ 587
Adjusted cost efficiency ratio		0.409	0.349
Operating segments | WPB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 714	£ 2,347
Change in expected credit losses and other credit impairment charges		6	12
Net operating income		720	2,359
Total operating expenses		(410)	(451)
Operating profit		310	1,908
Share of profit/(loss) in associates and joint ventures		0	0
Profit before tax		£ 310	£ 1,908
Adjusted cost efficiency ratio		0.574	0.192
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ (230)	£ 57
Change in expected credit losses and other credit impairment charges		(5)	(1)
Net operating income		(235)	56
Total operating expenses		(84)	(80)
Operating profit		(319)	(24)
Share of profit/(loss) in associates and joint ventures		16	(35)
Profit before tax		(303)	£ (59)
Adjusted cost efficiency ratio
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		658	£ 1,140
Operating segments excluding intersegment elimination | MSS
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		241	89
Operating segments excluding intersegment elimination | GB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		680	696
Operating segments excluding intersegment elimination | GBM Other
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		(10)	(21)
Operating segments excluding intersegment elimination | CMB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		616	648
Operating segments excluding intersegment elimination | WPB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		477	491
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		£ (1,346)	£ (763)

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.